Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 employees	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 employees	Dec. 31, 2012	Dec. 31, 2011
Concentration Of Risk [Line Items]
Net sales	$ 1,383.5	$ 1,464.8	$ 1,331.3	$ 1,404.5	$ 1,369.8	$ 1,423.1	$ 1,463.5	$ 1,538.4	$ 1,508.7	$ 5,570.4	$ 5,933.7	$ 6,468.0
Number of Employees		6,400								6,400
Stainless And Electrical [Member]
Concentration Of Risk [Line Items]
Net sales										1,705.3	1,898.9	2,188.9
Carbon [Member]
Concentration Of Risk [Line Items]
Net sales										3,643.4	3,789.6	4,009.5
Tubular [Member]
Concentration Of Risk [Line Items]
Net sales										220.7	243.6	247.7
Other Product Lines [Member]
Concentration Of Risk [Line Items]
Net sales										1.0	1.6	21.9
Workforce Subject to Collective Bargaining Arrangements [Member]
Concentration Of Risk [Line Items]
Number of Employees		4,700								4,700
Mansfield Works [Member]
Concentration Of Risk [Line Items]
Number of Employees	280
Middletown Works [Member]
Concentration Of Risk [Line Items]
Number of Employees	1,650
Steelworkers Pension Trust [Member] | Mansfield Works [Member] | Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member]
Concentration Of Risk [Line Items]
Number of Employees		280								280
IAM National Pension Fund's National Pension Plan [Member] | Middletown Works [Member] | Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member]
Concentration Of Risk [Line Items]
Number of Employees		1,650								1,650
Customer Concentration Risk [Member] | Automotive Market [Member] | Sales Revenue, Goods, Net [Member]
Concentration Of Risk [Line Items]
Percentage of total (in hundredths)										51.00%	45.00%	36.00%
Customer Concentration Risk [Member] | Infrastructure and Manufacturing Market [Member] | Sales Revenue, Goods, Net [Member]
Concentration Of Risk [Line Items]
Percentage of total (in hundredths)										20.00%	23.00%	24.00%
Customer Concentration Risk [Member] | Distributors and Converters Market [Member] | Sales Revenue, Goods, Net [Member]
Concentration Of Risk [Line Items]
Percentage of total (in hundredths)										29.00%	32.00%	40.00%
Customer Concentration Risk [Member] | Foreign Customers [Member] | Sales Revenue, Goods, Net [Member]
Concentration Of Risk [Line Items]
Net sales										$ 708.0	$ 856.7	$ 946.4
Credit Concentration Risk [Member] | Automotive Market [Member] | Accounts Receivable [Member]
Concentration Of Risk [Line Items]
Percentage of total (in hundredths)										41.00%	43.00%